Document and Entity Information	Jan. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2021
Entity Registrant Name	AGILENT TECHNOLOGIES, INC.
Entity Central Index Key	0001090872
Entity Emerging Growth Company	false
Entity File Number	001-15405
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0518772
Entity Address, Address Line One	5301 Stevens Creek Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	(800)
Local Phone Number	227-9770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	A
Security Exchange Name	NYSE